Financial Risk Management and Policies (Details) - Schedule of Reconciliation of Adjusted EBITDA to Profit or Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Adjusted EBITDA to Profit or Loss [Abstract]
(Loss) / profit for the year	$ (48,328,195)	$ 27,229,285
Adjustments for:
Depreciation of property, plant and equipment	12,656,056	12,615,658
Interest on borrowings	17,606,995	22,177,769
Interest on lease liabilities	3,086,680	3,043,214
Changes in fair value of derivative financial instruments	3,653,296	(3,840,379)
Asset retirement obligation - accretion expense	68,040	65,859
Litigation settlement	55,746,035
Expected credit losses of trade accounts receivables	18,202,132
Write-off of advances to contractor	15,006,262
SEC settlement charges	5,000,000
Write-off of trade accounts receivables	927,519
Change in estimated fair value of derivative warrant liability	(3,931,592)	(7,430,035)
Adjusted EBITDA	$ 79,693,228	$ 53,861,371